MINERAL PROPERTY INTERESTS (Details Narrative) - CAD ($)					1 Months Ended	6 Months Ended	12 Months Ended		18 Months Ended
	Jul. 14, 2023	Jul. 14, 2022	Nov. 05, 2021	Jun. 08, 2021	Dec. 31, 2023	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 07, 2021	Feb. 01, 2021
Statement [Line Items]
Percent of NSR royalty			2.00%
Acquisition cost of paid							$ 50,000
Capped underying Claims			$ 3,000,000
Gain on sale of royalty interest								$ (191,654)
Shares issued for business acquisition										1,000,000
Subsequents Event [Member] | Underlying Claims [Member]
Statement [Line Items]
Additional Expenditure	$ 100,000	$ 60,000			$ 200,000
United Mineral Services Ltd [Member]
Statement [Line Items]
Cash payments to acquire property						$ 50,000	$ 50,000		$ 50,000
Electrum Resource Corporation [Member] | Subsequents Event [Member]
Statement [Line Items]
Cash payments to acquire property	$ 75,000	$ 50,000
Impala Capital Corp. [Member]
Statement [Line Items]
Cash payment made for acquisition				$ 105,000
Ownership interest, percentage				100.00%
Shares issued for business acquisition				1,000,000
Shares issued for acquisition, amount				$ 210,000
Resale restricted period				4 years
Pre-existing NSR								2.50%
Portion of NSR puchased, percentage								1.50%
Portion of NSR puchased, amount								$ 1,500,000
NSR, annual advance payment paid								$ 25,000
Angel's Camp Property
Statement [Line Items]
Return royalty payable percentage							1.00%
Nominal amount from royalty							$ 1
Royalty sold, percentage											100.00%
Royalty sold, amount											$ 150,000
Selling cost in transaction											12,756
Angel's Camp Property | Arms Length Party [Member]
Statement [Line Items]
Selling cost in transaction											10,000
Angel's Camp Property | CEO [Member]
Statement [Line Items]
Selling cost in transaction											$ 2,500